Warrant Liabilities - Summary of Black-Scholes Option-Pricing Model Inputs and Assumption (Detail) - Warrants [Member]	Sep. 30, 2022	Sep. 30, 2022 $ / shares	Sep. 30, 2022 yr	Sep. 30, 2022 $ / shares	Dec. 31, 2021		Nov. 29, 2021		Nov. 09, 2021	Aug. 13, 2021
Share price at date of valuation [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities					6.18				5.7	6.9
Share price at date of valuation [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities					6.18
Exercise price of warrant [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities					8.74				6.05	8.74
Exercise price of warrant [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities					6.04
Risk free rate [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.042				0.88		1.18			0.43
Risk free rate [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities					1.25
Expected life (years) [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities			1.9		2.62				5	3
Expected life (years) [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities					4.92
Expected volatility [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.43				45	[1],[2]	45	[2]		71.5	[1]
Fair value per warrant [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		0.01			0.89	[3]			2.19	2.82	[3]
Fair value per warrant [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		0.34		0.25	2.53

[1]	Expected volatility at December 31, 2021 measured at implied volatility of traded warrants.
[2]	Expected volatility at represents implied volatility of the Company’s traded warrants.
[3]	Considers a liquidity discount of 20% in determining the fair value per warrant as these warrants are not publicly traded.